Trade accounts receivable - Breakdown of the balance by type of customer (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade accounts receivable
Trade accounts receivable, gross	BRL 1,199,582	BRL 641,670
Allowance for doubtful accounts	(6,425)	(6,683)
Trade accounts receivable, net	1,193,157	634,987
Factored receivables	3,254,015	1,812,105
Domestic customers
Trade accounts receivable
Trade accounts receivable, gross	157,475	115,266
Export customers
Trade accounts receivable
Trade accounts receivable, gross	BRL 1,042,107	BRL 526,404